Transactions and balances with related parties (Tables)	12 Months Ended
Dec. 31, 2025
Related party [Abstract]
Disclosure of transactions between related parties
The following table details the general and administrative expense of the annual salary plus short-term benefits as well as the Long-term incentive plan and Equity plus that are reflected in the general and administrative expense of the Entity:

	December 31, 2025	December 31, 2024	December 31, 2023

Employee annual salary plus employee benefits	$7,139,037	$6,973,526	$7,128,490
Share-based compensation expense (Note 21.3)	9,072,796	8,982,488	8,001,830

	$16,211,833	$15,956,014	$15,130,320

Number of key executives	25	25	23

The following table details the general and administrative expense of the board members compensation in shares, that are reflected in the general and administrative expense of the Entity:

	December 31, 2025	December 31, 2024	December 31, 2023

Share-based compensation expense to board members	$557,668	$—	$—

	$557668	$—	$—

Number of board members	16	—	—